Share Capital (Details)		12 Months Ended
	Feb. 28, 2022 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2023 $ / shares	Jun. 30, 2022 USD ($) $ / shares	Jun. 30, 2022 $ / shares	Feb. 28, 2022 $ / shares
Share Capital (Details) [Line Items]
Share based payment issued and outstanding percentage		10.00%
Share-based compensation expense | $		$ 3,162,449		$ 941,647
Project evaluation and corporate development expense | $		82,164		19,837
Capitalized under mineral property interests | $		$ 1,303,558		$ 164,943
Stock option description		a total of 1,186,000 (year ended June 30, 2022 – 2,702,000) options with a life of five years were granted to directors, officers, and employees at an exercise price of CAD$3.42 to CAD$3.92 (year ended June 30, 2022 – CAD$3.33 to CAD$4.00) per share subject to a vesting schedule over a three-year term with 1/6 of the options vesting every 6 months after the date of grant until fully vested.
Weighted average grant date fair value of options granted (in Dollars per share) | $ / shares			$ 1.75		$ 1.8
Option with exercise price of exercised		4,000
Option with exercise price of exercised per share (in Dollars per share) | $ / shares			$ 4
Restricted stock units vested and distributed shares (in Shares) | shares		114,168
Common shares in private placement (in Shares) | shares	90,090
Private placement per share | (per share)	$ 2.45					$ 3.33
Gross proceeds | $	$ 220,442
Diluted loss per share (in Dollars per share) | $ / shares
Mr. Andrew Williams [Member]
Share Capital (Details) [Line Items]
Common shares in private placement (in Shares) | shares		75,075
Mr. Dickson Hall [Member]
Share Capital (Details) [Line Items]
Common shares in private placement (in Shares) | shares		15,015
Restricted Stock Units [Member]
Share Capital (Details) [Line Items]
Stock option description		a total of 967,000 (year ended June 30, 2022 – 1,299,000) RSUs were granted to directors, officers, employees, and consultants of the Company at grant date closing price of CAD$3.42 to CAD$3.92 per share (year ended June 30, 2022 – CAD$3.33 to CAD$4.00 per share) subject to a vesting schedule over a three-year term with 1/6 of the RSUs vesting every six months from the date of grant.